Credit Risk (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of loans and advances at amortised cost by geography and by product
Total loans and advances at amortised cost in the credit risk section includes loans and advances at amortised cost to banks and loans and advances at amortised cost to customers.
The table below presents a product and geographical breakdown of loans and advances at amortised cost and the impairment allowance by stage; and includes purchased or originated credit-impaired (POCI) balances. POCI balances represent a fixed pool of assets purchased at a deep discount to face value reflecting credit losses incurred from the point of origination to date of acquisition. The table also presents stage allocation of debt securities and off-balance sheet loan commitments and financial guarantee contracts.
The impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For wholesale portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision. .

	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 30.06.25	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	151,153	17,151	1,721	—	170,025	35	59	64	—	158
Retail credit cards	13,793	2,401	233	28	16,455	160	441	136	—	737
Retail other	10,001	1,433	272	14	11,720	99	151	182	—	432
Corporate loans[1]	53,565	7,247	1,723	—	62,535	135	215	418	—	768
Total UK	228,512	28,232	3,949	42	260,735	429	866	800	—	2,095
Retail mortgages	1,708	74	163	—	1,945	2	—	20	—	22
Retail credit cards	15,975	2,663	1,615	—	20,253	297	751	1,323	—	2,371
Retail other	2,244	167	130	—	2,541	4	2	17	—	23
Corporate loans	62,334	3,704	1,262	—	67,300	81	141	213	—	435
Total Rest of the World	82,261	6,608	3,170	—	92,039	384	894	1,573	—	2,851
Total loans and advances at amortised cost	310,773	34,840	7,119	42	352,774	813	1,760	2,373	—	4,946
Debt securities at amortised cost	69,252	708	—	—	69,960	12	12	—	—	24
Total loans and advances at amortised cost including debt securities	380,025	35,548	7,119	42	422,734	825	1,772	2,373	—	4,970
Off-balance sheet loan commitments and financial guarantee contracts[2]	398,675	17,054	943	5	416,677	164	239	22	—	425
Total[3,4]	778,700	52,602	8,062	47	839,411	989	2,011	2,395	—	5,395

	Net exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 30.06.25	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	151,118	17,092	1,657	—	169,867	—	0.3	3.7	—	0.1
Retail credit cards	13,633	1,960	97	28	15,718	1.2	18.4	58.4	—	4.5
Retail other	9,902	1,282	90	14	11,288	1.0	10.5	66.9	—	3.7
Corporate loans[1]	53,430	7,032	1,305	—	61,767	0.3	3.0	24.3	—	1.2
Total UK	228,083	27,366	3,149	42	258,640	0.2	3.1	20.3	—	0.8
Retail mortgages	1,706	74	143	—	1,923	0.1	—	12.3	—	1.1
Retail credit cards	15,678	1,912	292	—	17,882	1.9	28.2	81.9	—	11.7
Retail other	2,240	165	113	—	2,518	0.2	1.2	13.1	—	0.9
Corporate loans	62,253	3,563	1,049	—	66,865	0.1	3.8	16.9	—	0.6
Total Rest of the World	81,877	5,714	1,597	—	89,188	0.5	13.5	49.6	—	3.1
Total loans and advances at amortised cost	309,960	33,080	4,746	42	347,828	0.3	5.1	33.3	—	1.4
Debt securities at amortised cost	69,240	696	—	—	69,936	—	1.7	—	—	—
Total loans and advances at amortised cost including debt securities	379,200	33,776	4,746	42	417,764	0.2	5.0	33.3	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	398,511	16,815	921	5	416,252	—	1.4	2.3	—	0.1
Total[3,4]	777,711	50,591	5,667	47	834,016	0.1	3.8	29.7	—	0.6
1Includes Business Banking, which has a gross exposure of £12.7bn and an impairment allowance of £346m. This comprises £61m impairment allowance on £8.8bn Stage 1 exposure, £62m on £2.8bn Stage 2 exposure and £223m on £1.1bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £18.8bn carried at fair value.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £239.2bn and an impairment allowance of £150m. This comprises £23m impairment allowance on £238.2bn Stage 1 exposure, £4m on £0.9bn Stage 2 exposure and £123m on £128m Stage 3 exposure.
4The annualised loan loss rate is 52bps after applying the total impairment charge of £1,112m.

	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31.12.24	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	145,039	19,507	1,793	—	166,339	36	61	61	—	158
Retail credit cards	13,497	2,064	179	40	15,780	219	440	91	—	750
Retail other	10,606	1,218	257	17	12,098	135	110	138	—	383
Corporate loans[1]	52,284	7,266	2,171	—	61,721	133	196	420	—	749
Total UK	221,426	30,055	4,400	57	255,938	523	807	710	—	2,040
Retail mortgages	1,651	89	169	—	1,909	2	1	26	—	29
Retail credit cards	17,629	2,953	1,724	—	22,306	334	807	1,416	—	2,557
Retail other	1,844	155	121	—	2,120	3	1	23	—	27
Corporate loans	64,224	3,901	945	—	69,070	76	135	206	—	417
Total Rest of the World	85,348	7,098	2,959	—	95,405	415	944	1,671	—	3,030
Total loans and advances at amortised cost	306,774	37,153	7,359	57	351,343	938	1,751	2,381	—	5,070
Debt securities at amortised cost	64,988	3,245	—	—	68,233	12	11	—	—	23
Total loans and advances at amortised cost including debt securities	371,762	40,398	7,359	57	419,576	950	1,762	2,381	—	5,093
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,255	18,728	1,168	6	432,157	164	250	25	—	439
Total[3,4]	784,017	59,126	8,527	63	851,733	1,114	2,012	2,406	—	5,532

	Net exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31.12.24	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	145,003	19,446	1,732	—	166,181	—	0.3	3.4	—	0.1
Retail credit cards	13,278	1,624	88	40	15,030	1.6	21.3	50.8	—	4.8
Retail other	10,471	1,108	119	17	11,715	1.3	9.0	53.7	—	3.2
Corporate loans[1]	52,151	7,070	1,751	—	60,972	0.3	2.7	19.3	—	1.2
Total UK	220,903	29,248	3,690	57	253,898	0.2	2.7	16.1	—	0.8
Retail mortgages	1,649	88	143	—	1,880	0.1	1.1	15.4	—	1.5
Retail credit cards	17,295	2,146	308	—	19,749	1.9	27.3	82.1	—	11.5
Retail other	1,841	154	98	—	2,093	0.2	0.6	19.0	—	1.3
Corporate loans	64,148	3,766	739	—	68,653	0.1	3.5	21.8	—	0.6
Total Rest of the World	84,933	6,154	1,288	—	92,375	0.5	13.3	56.5	—	3.2
Total loans and advances at amortised cost	305,836	35,402	4,978	57	346,273	0.3	4.7	32.4	—	1.4
Debt securities at amortised cost	64,976	3,234	—	—	68,210	—	0.3	—	—	—
Total loans and advances at amortised cost including debt securities	370,812	38,636	4,978	57	414,483	0.3	4.4	32.4	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,091	18,478	1,143	6	431,718	—	1.3	2.1	—	0.1
Total[3,4]	782,903	57,114	6,121	63	846,201	0.1	3.4	28.2	—	0.6
1Includes Business Banking, which has a gross exposure of £13.1bn and an impairment allowance of £356m. This comprises £60m impairment allowance on £8.9bn Stage 1 exposure, £60m on £2.8bn Stage 2 exposure and £236m on £1.5bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £16.3bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £204.2bn and an impairment allowance of £156m. This comprises £19m impairment allowance on £202.7bn Stage 1 exposure, £7m on £1.3bn Stage 2 exposure and £130m on £139m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,982m.
Loans and advances at amortised cost by product
The table below presents a product breakdown by stages of loans and advances at amortised cost. Also included is a breakdown of Stage 2 past due balances.

		Stage 2
As at 30.06.25	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3 excluding POCI	Stage 3 POCI	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	152,861	14,293	2,149	783	17,225	1,884	—	171,970
Retail credit cards	29,768	4,518	292	254	5,064	1,848	28	36,708
Retail other	12,245	1,337	187	76	1,600	402	14	14,261
Corporate loans	115,899	10,778	79	94	10,951	2,985	—	129,835
Total	310,773	30,926	2,707	1,207	34,840	7,119	42	352,774

Impairment allowance
Retail mortgages	37	29	17	13	59	84	—	180
Retail credit cards	457	940	111	141	1,192	1,459	—	3,108
Retail other	103	104	24	25	153	199	—	455
Corporate loans	216	343	5	8	356	631	—	1,203
Total	813	1,416	157	187	1,760	2,373	—	4,946

Net exposure
Retail mortgages	152,824	14,264	2,132	770	17,166	1,800	—	171,790
Retail credit cards	29,311	3,578	181	113	3,872	389	28	33,600
Retail other	12,142	1,233	163	51	1,447	203	14	13,806
Corporate loans	115,683	10,435	74	86	10,595	2,354	—	128,632
Total	309,960	29,510	2,550	1,020	33,080	4,746	42	347,828

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.2	0.8	1.7	0.3	4.5	—	0.1
Retail credit cards	1.5	20.8	38.0	55.5	23.5	79.0	—	8.5
Retail other	0.8	7.8	12.8	32.9	9.6	49.5	—	3.2
Corporate loans	0.2	3.2	6.3	8.5	3.3	21.1	—	0.9
Total	0.3	4.6	5.8	15.5	5.1	33.3	—	1.4

As at 31.12.24
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,690	16,790	2,034	772	19,596	1,962	—	168,248
Retail credit cards	31,126	4,435	303	279	5,017	1,903	40	38,086
Retail other	12,450	1,056	211	106	1,373	378	17	14,218
Corporate loans	116,508	10,849	144	174	11,167	3,116	—	130,791
Total	306,774	33,130	2,692	1,331	37,153	7,359	57	351,343

Impairment allowance
Retail mortgages	38	42	13	7	62	87	—	187
Retail credit cards	553	959	122	166	1,247	1,507	—	3,307
Retail other	138	76	17	18	111	161	—	410
Corporate loans	209	316	7	8	331	626	—	1,166
Total	938	1,393	159	199	1,751	2,381	—	5,070

Net exposure
Retail mortgages	146,652	16,748	2,021	765	19,534	1,875	—	168,061
Retail credit cards	30,573	3,476	181	113	3,770	396	40	34,779
Retail other	12,312	980	194	88	1,262	217	17	13,808
Corporate loans	116,299	10,533	137	166	10,836	2,490	—	129,625
Total	305,836	31,737	2,533	1,132	35,402	4,978	57	346,273

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.3	0.6	0.9	0.3	4.4	—	0.1
Retail credit cards	1.8	21.6	40.3	59.5	24.9	79.2	—	8.7
Retail other	1.1	7.2	8.1	17.0	8.1	42.6	—	2.9
Corporate loans	0.2	2.9	4.9	4.6	3.0	20.1	—	0.9
Total	0.3	4.2	5.9	15.0	4.7	32.4	—	1.4

Disclosure of movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.

The movements are measured over a six-month period.
Loans and advances at amortised cost

	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2025	146,690	38	19,596	62	1,962	87	—	—	168,248	187
Transfers from Stage 1 to Stage 2	(5,409)	(2)	5,409	2	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	6,592	21	(6,592)	(21)	—	—	—	—	—	—
Transfers to Stage 3	(153)	—	(255)	(4)	408	4	—	—	—	—
Transfers from Stage 3	79	2	155	1	(234)	(3)	—	—	—	—
Business activity in the period	15,180	6	385	2	26	—	—	—	15,591	8
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,839)	(26)	(563)	21	(63)	23	—	—	(4,465)	18
Final repayments	(6,279)	(2)	(909)	(3)	(193)	(9)	—	—	(7,381)	(14)
Disposals[1]	—	—	(1)	(1)	(9)	(5)	—	—	(10)	(6)
Write-offs	—	—	—	—	(13)	(13)	—	—	(13)	(13)
As at 30 June 2025	152,861	37	17,225	59	1,884	84	—	—	171,970	180

Retail credit cards
As at 1 January 2025	31,126	553	5,017	1,247	1,903	1,507	40	—	38,086	3,307
Transfers from Stage 1 to Stage 2	(2,065)	(59)	2,065	59	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,488	306	(1,488)	(306)	—	—	—	—	—	—
Transfers to Stage 3	(298)	(12)	(636)	(272)	934	284	—	—	—	—
Transfers from Stage 3	12	6	15	6	(27)	(12)	—	—	—	—
Business activity in the period	1,951	31	171	38	1	1	—	—	2,123	70
Refinements to models used for calculation[2]	—	14	—	(47)	—	1	—	—	—	(32)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,310)	(377)	(69)	469	(200)	385	(12)	—	(2,591)	477
Final repayments	(136)	(5)	(11)	(2)	(2)	(1)	—	—	(149)	(8)
Disposals[1]	—	—	—	—	(245)	(190)	—	—	(245)	(190)
Write-offs	—	—	—	—	(516)	(516)	—	—	(516)	(516)
As at 30 June 2025	29,768	457	5,064	1,192	1,848	1,459	28	—	36,708	3,108

1The £10m of gross disposals reported within Retail mortgages relate to sale of the Italian mortgage loans. The £245m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the period.
2Refinements to models used for calculation reported within Retail credit cards include a £(32)m movement in the calculated ECL for the US Cards portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail other	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2025	12,450	138	1,373	111	378	161	17	—	14,218	410
Transfers from Stage 1 to Stage 2	(757)	(12)	757	12	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	309	20	(309)	(20)	—	—	—	—	—	—
Transfers to Stage 3	(85)	(1)	(84)	(22)	169	23	—	—	—	—
Transfers from Stage 3	23	1	3	2	(26)	(3)	—	—	—	—
Business activity in the period	2,969	23	180	19	11	4	—	—	3,160	46
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(615)	(54)	(30)	54	67	98	(3)	—	(581)	98
Final repayments	(2,049)	(12)	(290)	(3)	(119)	(12)	—	—	(2,458)	(27)
Disposals[1]	—	—	—	—	(21)	(15)	—	—	(21)	(15)
Write-offs	—	—	—	—	(57)	(57)	—	—	(57)	(57)
As at 30 June 2025	12,245	103	1,600	153	402	199	14	—	14,261	455

Corporate loans
As at 1 January 2025	116,508	209	11,167	331	3,116	626	—	—	130,791	1,166
Transfers from Stage 1 to Stage 2	(3,210)	(17)	3,210	17	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	2,156	46	(2,156)	(46)	—	—	—	—	—	—
Transfers to Stage 3	(374)	(2)	(461)	(25)	835	27	—	—	—	—
Transfers from Stage 3	207	10	220	10	(427)	(20)	—	—	—	—
Business activity in the period	16,320	26	1,290	27	373	25	—	—	17,983	78
Refinements to models used for calculation[2]	—	(8)	—	(6)	—	—	—	—	—	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[3]	181	(33)	(732)	86	(370)	199	—	—	(921)	252
Final repayments	(15,888)	(14)	(1,585)	(36)	(260)	(44)	—	—	(17,733)	(94)
Disposals[1]	(1)	(1)	(2)	(2)	(121)	(21)	—	—	(124)	(24)
Write-offs	—	—	—	—	(161)	(161)	—	—	(161)	(161)
As at 30 June 2025	115,899	216	10,951	356	2,985	631	—	—	129,835	1,203

1The £21m of gross disposals reported within Retail other and £124m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.
2Refinements to models used for calculation reported within Corporate loans include a £(14)m movement in the calculated ECL for the IB portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans includes assets of £0.2bn de-recognised due to payment received on defaulted loans from government guarantees issued under the Government’s Bounce Back Loan Scheme.

Reconciliation of ECL movement to impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	(1)	(2)	15	—	12
Retail credit cards	(96)	(55)	658	—	507
Retail other	(35)	42	110	—	117
Corporate loans	8	27	187	—	222
ECL movements excluding disposals and write-offs[1]	(124)	12	970	—	858
ECL movement on loan commitments and other financial guarantees	—	(11)	(3)	—	(14)
ECL movement on other financial assets	4	(3)	(7)	—	(6)
ECL movement on debt securities at amortised cost	—	1	—	—	1
Recoveries and reimbursements[2]	(4)	(20)	(77)	—	(101)
ECL charge on assets held for sale[3]					105
Total exchange and other adjustments					269
Total income statement charge for the period					1,112

1In H125, gross write-offs amounted to £747m (H124: £760m) and post write-off recoveries amounted to £43m (H124: £38m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £704m (H124: £722m).
2Recoveries and reimbursements include £58m (H124: £18m) for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £43m(H124: £38m).
3ECL charge on assets held for sale relate to the charges on a co-branded card portfolio in USCB and the German consumer finance business.

Loan commitments and financial guarantees[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2025	11,093	—	340	—	2	—	—	—	11,435	—
Net transfers between stages	(22)	—	20	—	2	—	—	—	—	—
Business activity in the period	10,082	—	—	—	6	—	—	—	10,088	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,050)	—	(27)	—	(2)	—	—	—	(8,079)	—
Limit management and final repayments	(171)	—	(19)	—	(1)	—	—	—	(191)	—
As at 30 June 2025	12,932	—	314	—	7	—	—	—	13,253	—
Retail credit cards
As at 1 January 2025	162,471	53	2,515	13	122	—	6	—	165,114	66
Net transfers between stages	(2,001)	10	1,977	(10)	24	—	—	—	—	—
Business activity in the period	9,162	11	136	2	—	—	—	—	9,298	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,840)	(16)	(1,284)	14	(26)	—	(1)	—	(9,151)	(2)
Limit management and final repayments	(6,172)	(5)	(122)	(5)	(11)	—	—	—	(6,305)	(10)
Disposals[2]	(5,203)	—	(217)	—	(10)	—	—	—	(5,430)	—
As at 30 June 2025	150,417	53	3,005	14	99	—	5	—	153,526	67
Retail other
As at 1 January 2025	8,416	6	440	—	25	—	—	—	8,881	6
Net transfers between stages	(10)	—	10	—	—	—	—	—	—	—
Business activity in the period	364	—	—	—	6	—	—	—	370	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(126)	(3)	(14)	—	(7)	—	—	—	(147)	(3)
Limit management and final repayments	(573)	—	(25)	—	(3)	—	—	—	(601)	—
Disposals[2]	(743)	—	(30)	—	(1)	—	—	—	(774)	—
As at 30 June 2025	7,328	3	381	—	20	—	—	—	7,729	3
Corporate loans
As at 1 January 2025	230,275	105	15,433	237	1,019	25	—	—	246,727	367
Net transfers between stages	(77)	23	(77)	(22)	154	(1)	—	—	—	—
Business activity in the period	52,278	23	1,166	31	68	—	—	—	53,512	54
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,520)	(29)	(1,182)	17	(261)	—	—	—	(5,963)	(12)
Limit management and final repayments	(49,958)	(14)	(1,986)	(38)	(163)	(2)	—	—	(52,107)	(54)
As at 30 June 2025	227,998	108	13,354	225	817	22	—	—	242,169	355

1 Loan commitments reported also include financial assets classified as held for sale.
2The gross disposals reported within Retail credit card and Retail other relate to the German consumer finance business; sale of which was completed in Q125.

Disclosure of management adjustment to models for impairment
Management adjustments to models for impairment allowance presented by product and geography[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Management adjustments[3]	Total impairment allowance[4]	Proportion of Management adjustments to Total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.25	£m	£m	£m	£m	£m	%
Retail mortgages	50	36	72	108	158	68.4
Retail credit cards	883	—	(127)	(127)	756	(16.8)
Retail other	350	—	84	84	434	19.4
Corporate loans	767	43	40	83	850	9.8
Total UK	2,050	79	69	148	2,198	6.7
Retail mortgages	22	—	—	—	22	—
Retail credit cards[5]	2,389	30	—	30	2,419	1.2
Retail other	24	—	—	—	24	—
Corporate loans[5]	719	44	(55)	(11)	708	(1.6)
Total Rest of the World	3,154	74	(55)	19	3,173	0.6
Total	5,204	153	14	167	5,371	3.1
Debt securities at amortised cost	23	1	—	1	24	4.2
Total including debt securities at amortised cost	5,227	154	14	168	5,395	3.1

As at 31.12.24	£m	£m	£m	£m	£m	%
Retail mortgages	51	36	71	107	158	67.7
Retail credit cards	787	—	(22)	(22)	765	(2.9)
Retail other	298	—	90	90	388	23.2
Corporate loans	759	42	39	81	840	9.6
Total UK	1,895	78	178	256	2,151	11.9
Retail mortgages	29	—	—	—	29	—
Retail credit cards	2,631	—	(23)	(23)	2,608	(0.9)
Retail other	24	—	4	4	28	14.3
Corporate loans	695	—	(2)	(2)	693	(0.3)
Total Rest of the World	3,379	—	(21)	(21)	3,358	(0.6)
Total	5,274	78	157	235	5,509	4.3
Debt securities at amortised cost	30	—	(7)	(7)	23	(30.4)
Total including debt securities at amortised cost	5,304	78	150	228	5,532	4.1
Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30.06.25	£m	£m	£m	£m
Retail mortgages	7	18	11	36
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	25	12	6	43
Total UK	32	30	17	79
Retail mortgages	—	—	—	—
Retail credit cards	—	30	—	30
Retail other	—	—	—	—
Corporate loans	13	31	—	44
Total Rest of the World	13	61	—	74
Total	45	91	17	153
Debt securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	46	91	17	154

As at 31.12.24	£m	£m	£m	£m
Retail mortgages	7	18	11	36
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	26	10	6	42
Total UK	33	28	17	78
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	—	—	—	—
Total Rest of the World	—	—	—	—
Total	33	28	17	78
Debt securities at amortised cost	—	—	—	—
Total including debt securities at amortised cost	33	28	17	78
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £4.5bn (December 2024: £4.7bn) of modelled ECL, £0.5bn (December 2024: £0.5bn) of individually assessed impairments, £(0.2)bn (December 2024: £(0.3)bn) of ECL from assets held for sale (co-branded card portfolio) and £0.4bn (December 2024: £0.4bn) of ECL from non-modelled exposures and debt securities.
3Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £nil (December 2024: £(1)m), reverse repurchase agreements £1m (December 2024: £(2)m) and financial assets at fair value through other comprehensive income £nil (December 2024: £(2)m) within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.
5Economic uncertainty adjustment of £87m is split £36m in USCB (including £6m in HFS) and £51m in IB, primarily reported within Corporate loans (ROW).

Disclosure of macroeconomic variables

Macroeconomic variables used in the calculation of ECL
As at 30.06.25	2025	2026	2027	2028	2029
Baseline	%	%	%	%	%
UK GDP[1]	0.7	1.2	1.5	1.6	1.7
UK unemployment[2]	4.6	4.7	4.7	4.6	4.6
UK HPI[3]	2.1	2.3	2.3	3.5	3.9
UK bank rate[6]	4.1	3.8	3.8	3.8	3.9
US GDP[1]	1.9	1.4	2.0	2.0	2.0
US unemployment[4]	4.4	4.6	4.6	4.6	4.6
US HPI[5]	2.8	2.0	2.0	2.0	2.0
US federal funds rate[6]	4.3	3.6	3.6	3.8	3.8

Downside 2
UK GDP[1]	(0.2)	(3.4)	1.7	2.6	1.8
UK unemployment[2]	4.9	7.6	7.5	5.9	5.3
UK HPI[3]	(9.4)	(20.6)	1.2	18.1	10.0
UK bank rate[6]	4.0	1.4	0.2	0.8	1.5
US GDP[1]	0.9	(4.7)	(0.2)	2.3	2.3
US unemployment[4]	4.6	7.3	7.8	6.4	5.8
US HPI[5]	(1.6)	(6.6)	3.6	9.1	4.7
US federal funds rate[6]	4.5	4.1	2.4	1.4	1.2

Downside 1
UK GDP[1]	0.2	(1.1)	1.6	2.1	1.8
UK unemployment[2]	4.8	6.2	6.1	5.2	4.9
UK HPI[3]	(3.7)	(9.6)	1.7	10.7	7.0
UK bank rate[6]	4.1	3.1	2.2	2.3	2.7
US GDP[1]	1.4	(1.6)	0.9	2.1	2.1
US unemployment[4]	4.5	5.9	6.2	5.5	5.2
US HPI[5]	0.5	(2.4)	2.8	5.5	3.4
US federal funds rate[6]	4.3	3.9	2.9	2.6	2.6

Upside 2
UK GDP[1]	1.1	3.9	3.2	2.6	2.3
UK unemployment[2]	4.4	4.0	3.8	3.7	3.7
UK HPI[3]	4.4	14.2	6.8	2.7	3.8
UK bank rate[6]	4.1	3.1	2.5	2.6	2.9
US GDP[1]	2.3	3.1	2.9	2.8	2.8
US unemployment[4]	4.2	3.9	3.9	3.9	3.9
US HPI[5]	5.2	4.3	5.3	4.9	4.9
US federal funds rate[6]	4.1	2.9	2.8	2.8	2.8

Upside 1
UK GDP[1]	0.9	2.5	2.4	2.1	2.0
UK unemployment[2]	4.5	4.3	4.3	4.2	4.2
UK HPI[3]	3.2	8.1	4.5	3.1	3.9
UK bank rate[6]	4.1	3.4	3.3	3.3	3.4
US GDP[1]	2.1	2.3	2.4	2.4	2.4
US unemployment[4]	4.3	4.2	4.2	4.2	4.2
US HPI[5]	4.0	3.1	3.7	3.4	3.4
US federal funds rate[6]	4.3	3.3	3.3	3.5	3.5

1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6Average rate.

As at 31.12.24	2024	2025	2026	2027	2028
Baseline	%	%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate[6]	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate[6]	5.1	4.1	4.0	3.8	3.8

Downside 2
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate[6]	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate[6]	5.1	2.5	0.6	0.8	1.5

Downside 1
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate[6]	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate[6]	5.1	3.4	2.3	2.3	2.7

Upside 2
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate[6]	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate[6]	5.1	3.7	3.3	3.1	2.8

Upside 1
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate[6]	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate[6]	5.1	4.0	3.8	3.6	3.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6Average rate.

Scenario weighting	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.25
Scenario weighting	15.5	26.4	34.4	15.2	8.5
As at 31.12.24
Scenario weighting	17.4	26.8	32.5	14.7	8.6
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represent the lowest and highest cumulative position relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.25%		%	%	%	%
UK GDP[2]	14.5	10.9	1.3	(1.3)	(4.0)
UK unemployment[3]	3.7	4.2	4.6	6.5	8.4
UK HPI[4]	35.8	25.0	2.8	(13.2)	(28.1)
UK bank rate[3]	2.5	3.3	3.9	4.6	4.6
US GDP[2]	14.8	12.0	1.8	(1.4)	(5.3)
US unemployment[3]	3.9	4.1	4.5	6.5	8.4
US HPI[4]	27.1	19.0	2.2	(2.2)	(8.4)
US federal funds rate[3]	2.8	3.3	3.8	4.5	4.5
As at 31.12.24%		%	%	%	%
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate[3]	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate[3]	2.8	3.3	4.2	5.3	5.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses, All Buyers Index; UK HPI (30.06.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q125 (2024: Q124).
2Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate(CAGR) in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.25%		%	%	%	%
UK GDP[2]	2.6	2.0	1.3	0.9	0.5
UK unemployment[3]	3.9	4.3	4.6	5.4	6.2
UK HPI[4]	6.3	4.6	2.8	0.9	(1.1)
UK bank rate[3]	3.0	3.5	3.9	2.9	1.6
US GDP[2]	2.8	2.3	1.8	1.0	0.1
US unemployment[3]	3.9	4.2	4.5	5.4	6.4
US HPI[4]	4.9	3.5	2.2	1.9	1.7
US federal funds rate[3]	3.1	3.6	3.8	3.3	2.7
As at 31.12.24%		%	%	%	%
UK GDP[2]	2.6	2.0	1.4	0.9	0.5
UK unemployment[3]	3.7	4.0	4.4	5.3	6.1
UK HPI[4]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate[3]	3.5	3.9	4.2	3.3	2.4
US GDP[2]	2.9	2.5	2.2	1.7	1.2
US unemployment[3]	3.7	3.9	4.2	5.0	5.8
US HPI[4]	5.4	4.5	3.5	2.4	1.2
US federal funds rate[3]	3.6	4.0	4.2	3.2	2.1
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses, All Buyers Index; UK HPI (30.06.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q125 (2024: Q124).
25-year yearly average CAGR, starting 2024 (2024: 2023).
35-year average. Period based on 20 quarters from Q125 (2024: Q124).
45-year quarter end CAGR, starting Q424 (2024: Q423).

Disclosure of ECL under 100% weighted scenarios for key principal portfolios
The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios
As at 30.06.25	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	143,893	144,499	144,220	143,894	142,404	140,285
Retail credit cards[2]	61,346	61,301	61,334	61,364	61,389	61,315
Retail other	6,361	6,488	6,436	6,375	6,217	6,047
Corporate loans[2]	206,132	208,928	208,025	206,540	204,086	197,488
Stage 1 Model ECL (£m)
Retail mortgages	2	1	1	1	3	5
Retail credit cards[2]	514	493	503	513	533	551
Retail other	31	28	29	30	33	35
Corporate loans[2]	288	251	264	274	332	385
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.5	0.4	0.5	0.5	0.5	0.6
Corporate loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	17,837	16,768	17,185	17,673	19,831	23,057
Retail credit cards[2]	6,381	6,216	6,288	6,363	6,525	6,794
Retail other	1,181	1,054	1,106	1,167	1,325	1,495
Corporate loans[2]	20,327	17,378	18,338	19,936	22,509	29,237
Stage 2 Model ECL (£m)
Retail mortgages	3	1	2	2	5	9
Retail credit cards[2]	1,353	1,268	1,302	1,337	1,440	1,584
Retail other	79	66	70	75	98	127
Corporate loans[2]	550	418	462	517	693	1,045
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	21.2	20.4	20.7	21.0	22.1	23.3
Retail other	6.7	6.3	6.3	6.4	7.4	8.5
Corporate loans	2.7	2.4	2.5	2.6	3.1	3.6
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,128	1,128	1,128	1,128	1,128	1,128
Retail credit cards[2]	2,050	2,050	2,050	2,050	2,050	2,050
Retail other	133	133	133	133	133	133
Corporate loans[2]	3,858	3,858	3,858	3,858	3,858	3,858
Stage 3 Model ECL (£m)
Retail mortgages	18	11	14	16	27	35
Retail credit cards[2]	1,525	1,486	1,507	1,527	1,558	1,586
Retail other	75	73	73	74	78	82
Corporate loans[2,4]	61	58	58	60	66	72
Stage 3 Coverage (%)
Retail mortgages	1.6	1.0	1.2	1.4	2.4	3.1
Retail credit cards	74.4	72.5	73.5	74.5	76.0	77.4
Retail other	56.4	54.9	54.9	55.6	58.6	61.7
Corporate loans[4]	1.6	1.5	1.5	1.6	1.7	1.9
Total Model ECL (£m)
Retail mortgages	23	13	17	19	35	49
Retail credit cards[2]	3,392	3,247	3,312	3,377	3,531	3,721
Retail other	185	167	172	179	209	244
Corporate loans[2,4]	899	727	784	851	1,091	1,502
Total Model ECL	4,499	4,154	4,285	4,426	4,866	5,516

Reconciliation to total ECL	£m
Total weighted model ECL	4,499
ECL from individually assessed exposures[4]	485
ECL from non-modelled exposures and others[5]	459
ECL from debt securities at amortised cost	24
ECL from held for sale assets (co-branded card portfolio)	(239)
ECL from post model management adjustments	167
Of which: ECL from economic uncertainty adjustments	153
Total ECL	5,395

1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposure and ECL reported within Retail credit cards and Corporate loans continues to include a co-branded card portfolio, as its sale is expected to close in 2026.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 30 June 2025 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £485m is reported as an individually assessed impairment in the reconciliation table.
5ECL from non-modelled exposures and others includes ECL on Tesco Bank's retail banking business of £295m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of the non-modelled exposures would materially reflect the sensitivity of the benchmarked model.

	Scenarios[1]
As at 31.12.24	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	139,086	140,828	140,079	139,188	136,671	134,861
Retail credit cards	63,937	63,821	63,859	63,894	63,980	63,975
Retail other	7,952	8,074	8,025	7,968	7,804	7,614
Corporate loans	213,905	216,064	215,215	214,293	212,007	207,062
Stage 1 Model ECL (£m)
Retail mortgages	1	—	1	1	3	6
Retail credit cards	535	512	523	534	560	586
Retail other	34	32	32	33	36	40
Corporate loans	270	235	247	258	311	363
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.4	0.4	0.4	0.5	0.5
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	20,401	18,178	19,072	20,134	23,359	26,339
Retail credit cards	6,904	6,747	6,817	6,889	7,052	7,310
Retail other	1,232	1,110	1,159	1,215	1,380	1,570
Corporate loans	21,197	18,889	19,793	20,827	23,238	28,340
Stage 2 Model ECL (£m)
Retail mortgages	4	1	2	3	8	16
Retail credit cards	1,473	1,387	1,422	1,459	1,567	1,714
Retail other	81	68	72	77	101	134
Corporate loans	532	424	461	505	655	932
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	0.1
Retail credit cards	21.3	20.6	20.9	21.2	22.2	23.4
Retail other	6.6	6.1	6.2	6.3	7.3	8.5
Corporate loans	2.5	2.2	2.3	2.4	2.8	3.3
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,062	1,062	1,062	1,062	1,062	1,062
Retail credit cards	2,197	2,197	2,197	2,197	2,197	2,197
Retail other	158	158	158	158	158	158
Corporate loans	4,051	4,051	4,051	4,051	4,051	4,051
Stage 3 Model ECL (£m)
Retail mortgages	19	12	14	17	29	41
Retail credit cards	1,625	1,585	1,606	1,627	1,663	1,695
Retail other	92	90	91	92	95	97
Corporate loans[4]	71	66	67	69	79	89
Stage 3 Coverage (%)
Retail mortgages	1.8	1.1	1.3	1.6	2.7	3.9
Retail credit cards	74.0	72.1	73.1	74.1	75.7	77.2
Retail other	58.2	57.0	57.6	58.2	60.1	61.4
Corporate loans[4]	1.8	1.6	1.7	1.7	2.0	2.2
Total Model ECL (£m)
Retail mortgages	24	13	17	21	40	63
Retail credit cards	3,633	3,484	3,551	3,620	3,790	3,995
Retail other	207	190	195	202	232	271
Corporate loans[4]	873	725	775	832	1,045	1,384
Total Model ECL	4,737	4,412	4,538	4,675	5,107	5,713

Reconciliation to total ECL	£m
Total weighted model ECL	4,737
ECL from individually assessed exposures[4]	461
ECL from non-modelled exposures and others[5]	358
ECL from debt securities at amortised cost	23
ECL from held for sale assets (co-branded card portfolio)	(282)
ECL from post model management adjustments	235
Of which: ECL from economic uncertainty adjustments	78
Total ECL	5,532

1Model exposure and ECL reported within Retail credit cards and Retail Other excludes the German consumer finance business, sale of which completed after the balance sheet date. Model exposure and ECL reported within Retail credit cards and Corporate loans continues to include a co-branded card portfolio, as its sale is expected to close in 2026.
2Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2024 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £461m is reported as an individually assessed impairment in the reconciliation table.
5ECL from non-modelled exposures and others includes ECL on Tesco Bank's retail banking business of £209m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of the non-modelled exposures would materially reflect the sensitivity of the benchmarked model.

Disclosure of management value at risk
Management VaR (95%) by asset class

	Half year ended 30.06.25			Half year ended 31.12.24			Half year ended 30.06.24
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	16	20	13	20	24	17	22	27	19
Interest rate risk	15	25	5	14	22	7	16	25	9
Equity risk	8	14	5	5	12	2	6	9	4
Basis risk	5	7	4	5	6	4	6	8	4
Spread risk	5	7	4	4	7	3	5	7	4
Foreign exchange risk	4	7	3	4	7	3	4	9	2
Commodity risk	—	1	—	—	1	—	—	1	—
Inflation risk	5	8	3	4	5	2	4	5	2
Diversification effect[1]	(39)	n/a	n/a	(32)	n/a	n/a	(34)	n/a	n/a
Total management VaR	19	30	10	24	32	15	29	36	20

1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of own funds and eligible liabilities

Capital ratios[1,2]	As at 30.06.25	As at 31.03.25	As at 31.12.24
CET1	14.0%	13.9%	13.6%
T1	17.8%	17.7%	16.9%
Total regulatory capital	20.5%	20.6%	19.6%
MREL ratio as a percentage of total RWAs	35.4%	36.2%	34.4%

Own funds and eligible liabilities	£m	£m	£m
Total equity excluding non-controlling interests per the balance sheet	75,906	74,880	71,821
Less: other equity instruments (recognised as AT1 capital)	(13,266)	(13,263)	(12,075)
Adjustment to retained earnings for foreseeable ordinary share dividends	(600)	(1,086)	(786)
Adjustment to retained earnings for foreseeable repurchase of shares	(171)	(664)	—
Adjustment to retained earnings for foreseeable other equity coupons	(37)	(49)	(35)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,887)	(1,795)	(2,051)
Goodwill and intangible assets	(8,158)	(8,247)	(8,272)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,303)	(1,408)	(1,451)
Fair value reserves related to gains or losses on cash flow hedges	1,210	2,378	2,930
Excess of expected losses over impairment	(331)	(306)	(403)
Gains or losses on liabilities at fair value resulting from own credit	456	799	981
Defined benefit pension fund assets	(2,177)	(2,326)	(2,367)
Direct and indirect holdings by an institution of own CET1 instruments	(5)	(4)	(1)
Adjustment under IFRS 9 transitional arrangements	—	—	138
Other regulatory adjustments	(92)	(115)	129
CET1 capital	49,545	48,794	48,558

AT1 capital
Capital instruments and related share premium accounts	13,289	13,289	12,108
Other regulatory adjustments and deductions	(23)	(26)	(32)
AT1 capital	13,266	13,263	12,076

T1 capital	62,811	62,057	60,634

T2 capital
Capital instruments and related share premium accounts	9,498	9,988	9,150
Qualifying T2 capital (including minority interests) issued by subsidiaries	76	337	367
Other regulatory adjustments and deductions	(81)	(43)	(33)
Total regulatory capital	72,304	72,339	70,118

Less : Ineligible T2 capital (including minority interests) issued by subsidiaries	(76)	(337)	(367)
Eligible liabilities	52,733	55,159	53,547
Total own funds and eligible liabilities[3]	124,961	127,161	123,298

Total RWAs	353,043	351,314	358,127
12024 comparatives for Capital and RWAs have been calculated applying the IFRS 9 transitional arrangements in accordance with the CRR. Effective from 1 January 2025, the IFRS 9 transitional arrangements no longer applied.
22024 and Q1 2025 comparatives for total capital were calculated applying the grandfathering of certain capital instruments within Tier 2 capital. Effective from 29 June 2025, the grandfathered instruments no longer qualified as Tier 2 capital.
3As at 30 June 2025, the Group's MREL requirement, excluding the institution-specific confidential PRA buffer, was to hold £108.3bn of own funds and eligible liabilities equating to 30.7% of RWAs. The Group remains above its MREL regulatory requirement including the institution-specific confidential PRA buffer.